Description Of Business And Summary Of Significant Accounting Policies Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 0	$ 0	$ 0
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	$ 0	$ 0	$ 0
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets, Estimated Useful Lives	11 to 14 years
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets, Estimated Useful Lives	20 years
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets, Estimated Useful Lives	3 to 5 years
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets, Estimated Useful Lives	1 to 10 years